17. Earnings (Loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Loss Per Share Details
Stock options and warrants	440,075	592,312	567,487
Issuable shares from Convertible notes			52,631
Total anti-dilutive shares	440,075	592,312	620,118